Business Combination - Preliminary allocation of total purchase consideration (Details) - USD ($)		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024
Estimated fair value of liabilities assumed:
Goodwill	$ 59,900,694	$ 4,916,694
Cash acquired in Business Combination - iDoc		$ 29,123
iDoc
Business Combination
Total purchase price consideration, net of cash acquired of $29,123	68,907,052
Estimated fair value of assets:
Accounts receivable, net	992,746
Due from related party	245,500
Note receivable, related party	164,661
Prepaid expenses and other current assets	2,100,000
Right-of-use assets, net	265,058
Fixed assets, net	17,161,687
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	265,058
Line of credit and notes payable, net of discount	430,359
Right-of-use liability - operating	2,139,391
Right-of-use liability - financing	8,155,329
Deferred tax liabilities	59,900,694
Cash acquired in Business Combination - iDoc	29,123
iDoc | Related party
Estimated fair value of assets:
Right-of-use assets, net	839,785
Estimated fair value of liabilities assumed:
Right-of-use liability - operating	736,624
iDoc | Customer relationships
Estimated fair value of assets:
Customer relationships	10,000,000
iDoc | Developed technology
Estimated fair value of assets:
Customer relationships	$ 430,359